Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EQ ADVISORS TRUSTSM
EQ/Ultra Conservative Strategy Portfolio
EQ/Conservative Strategy Portfolio
EQ/Conservative Growth Strategy Portfolio
EQ/Balanced Strategy Portfolio
EQ/Moderate Growth Strategy Portfolio
EQ/Growth Strategy Portfolio
EQ/Aggressive Growth Strategy Portfolio
SUPPLEMENT DATED AUGUST 10, 2023 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2023
This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2023, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain this document, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the document at the Trust’s website at www.equitable-funds.com.
The Summary Prospectus and the section of the Prospectus entitled “EQ/Ultra Conservative Strategy Portfolio — Class IA, Class IB and Class K Shares” is amended by adding the following sentence as the second to last sentence of the fourth paragraph of the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy”:
Accordingly, volatility management techniques may also benefit the insurance companies by reducing the risk that the insurance companies will be required to pay amounts to meet the benefits and guarantees from their own resources.
The following change is being made to (1) the Summary Prospectus and the section of the Prospectus entitled “EQ/Conservative Strategy Portfolio — Class IA, Class IB and Class K Shares”, (2) the Summary Prospectus and the section of the Prospectus entitled “EQ/Conservative Growth Strategy Portfolio — Class IA, Class IB and Class K Shares”, (3) the Summary Prospectus and the section of the Prospectus entitled “EQ/Balanced Strategy Portfolio — Class IA, Class IB and Class K Shares”, (4) the Summary Prospectus and the section of the Prospectus entitled “EQ/Moderate Growth Strategy Portfolio — Class IA, Class IB and Class K Shares”, (5) the Summary Prospectus and the section of the Prospectus entitled “EQ/Growth Strategy Portfolio — Class IA, Class IB and Class K Shares”, and (6) the Summary Prospectus and the section of the Prospectus entitled “EQ/Aggressive Growth Strategy Portfolio — Class IB and Class K Shares”:
The section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” is amended by adding the following sentence as the second to last sentence of the third paragraph:
Accordingly, volatility management techniques may also benefit the insurance companies by reducing the risk that the insurance companies will be required to pay amounts to meet the benefits and guarantees from their own resources.

EQ/Ultra Conservative Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EQ ADVISORS TRUSTSM
EQ/Ultra Conservative Strategy Portfolio
SUPPLEMENT DATED AUGUST 10, 2023 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2023
This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2023, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain this document, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the document at the Trust’s website at www.equitable-funds.com.
The Summary Prospectus and the section of the Prospectus entitled “EQ/Ultra Conservative Strategy Portfolio — Class IA, Class IB and Class K Shares” is amended by adding the following sentence as the second to last sentence of the fourth paragraph of the section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy”:
Accordingly, volatility management techniques may also benefit the insurance companies by reducing the risk that the insurance companies will be required to pay amounts to meet the benefits and guarantees from their own resources.

EQ/Conservative Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EQ ADVISORS TRUSTSM
EQ/Conservative Strategy Portfolio
SUPPLEMENT DATED AUGUST 10, 2023 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2023
This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2023, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain this document, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the document at the Trust’s website at www.equitable-funds.com.
The following change is being made to (1) the Summary Prospectus and the section of the Prospectus entitled “EQ/Conservative Strategy Portfolio — Class IA, Class IB and Class K Shares”, (2) the Summary Prospectus and the section of the Prospectus entitled “EQ/Conservative Growth Strategy Portfolio — Class IA, Class IB and Class K Shares”, (3) the Summary Prospectus and the section of the Prospectus entitled “EQ/Balanced Strategy Portfolio — Class IA, Class IB and Class K Shares”, (4) the Summary Prospectus and the section of the Prospectus entitled “EQ/Moderate Growth Strategy Portfolio — Class IA, Class IB and Class K Shares”, (5) the Summary Prospectus and the section of the Prospectus entitled “EQ/Growth Strategy Portfolio — Class IA, Class IB and Class K Shares”, and (6) the Summary Prospectus and the section of the Prospectus entitled “EQ/Aggressive Growth Strategy Portfolio — Class IB and Class K Shares”:
The section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” is amended by adding the following sentence as the second to last sentence of the third paragraph:
Accordingly, volatility management techniques may also benefit the insurance companies by reducing the risk that the insurance companies will be required to pay amounts to meet the benefits and guarantees from their own resources.

EQ/Conservative Growth Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EQ ADVISORS TRUSTSM
EQ/Conservative Growth Strategy Portfolio
SUPPLEMENT DATED AUGUST 10, 2023 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2023
This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2023, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain this document, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the document at the Trust’s website at www.equitable-funds.com.
The following change is being made to (1) the Summary Prospectus and the section of the Prospectus entitled “EQ/Conservative Strategy Portfolio — Class IA, Class IB and Class K Shares”, (2) the Summary Prospectus and the section of the Prospectus entitled “EQ/Conservative Growth Strategy Portfolio — Class IA, Class IB and Class K Shares”, (3) the Summary Prospectus and the section of the Prospectus entitled “EQ/Balanced Strategy Portfolio — Class IA, Class IB and Class K Shares”, (4) the Summary Prospectus and the section of the Prospectus entitled “EQ/Moderate Growth Strategy Portfolio — Class IA, Class IB and Class K Shares”, (5) the Summary Prospectus and the section of the Prospectus entitled “EQ/Growth Strategy Portfolio — Class IA, Class IB and Class K Shares”, and (6) the Summary Prospectus and the section of the Prospectus entitled “EQ/Aggressive Growth Strategy Portfolio — Class IB and Class K Shares”:
The section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” is amended by adding the following sentence as the second to last sentence of the third paragraph:
Accordingly, volatility management techniques may also benefit the insurance companies by reducing the risk that the insurance companies will be required to pay amounts to meet the benefits and guarantees from their own resources.

EQ/Balanced Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EQ ADVISORS TRUSTSM
EQ/Balanced Strategy Portfolio
SUPPLEMENT DATED AUGUST 10, 2023 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2023
This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2023, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain this document, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the document at the Trust’s website at www.equitable-funds.com.
The following change is being made to (1) the Summary Prospectus and the section of the Prospectus entitled “EQ/Conservative Strategy Portfolio — Class IA, Class IB and Class K Shares”, (2) the Summary Prospectus and the section of the Prospectus entitled “EQ/Conservative Growth Strategy Portfolio — Class IA, Class IB and Class K Shares”, (3) the Summary Prospectus and the section of the Prospectus entitled “EQ/Balanced Strategy Portfolio — Class IA, Class IB and Class K Shares”, (4) the Summary Prospectus and the section of the Prospectus entitled “EQ/Moderate Growth Strategy Portfolio — Class IA, Class IB and Class K Shares”, (5) the Summary Prospectus and the section of the Prospectus entitled “EQ/Growth Strategy Portfolio — Class IA, Class IB and Class K Shares”, and (6) the Summary Prospectus and the section of the Prospectus entitled “EQ/Aggressive Growth Strategy Portfolio — Class IB and Class K Shares”:
The section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” is amended by adding the following sentence as the second to last sentence of the third paragraph:
Accordingly, volatility management techniques may also benefit the insurance companies by reducing the risk that the insurance companies will be required to pay amounts to meet the benefits and guarantees from their own resources.

EQ/Moderate Growth Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EQ ADVISORS TRUSTSM
EQ/Moderate Growth Strategy Portfolio
SUPPLEMENT DATED AUGUST 10, 2023 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2023
This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2023, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain this document, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the document at the Trust’s website at www.equitable-funds.com.
The following change is being made to (1) the Summary Prospectus and the section of the Prospectus entitled “EQ/Conservative Strategy Portfolio — Class IA, Class IB and Class K Shares”, (2) the Summary Prospectus and the section of the Prospectus entitled “EQ/Conservative Growth Strategy Portfolio — Class IA, Class IB and Class K Shares”, (3) the Summary Prospectus and the section of the Prospectus entitled “EQ/Balanced Strategy Portfolio — Class IA, Class IB and Class K Shares”, (4) the Summary Prospectus and the section of the Prospectus entitled “EQ/Moderate Growth Strategy Portfolio — Class IA, Class IB and Class K Shares”, (5) the Summary Prospectus and the section of the Prospectus entitled “EQ/Growth Strategy Portfolio — Class IA, Class IB and Class K Shares”, and (6) the Summary Prospectus and the section of the Prospectus entitled “EQ/Aggressive Growth Strategy Portfolio — Class IB and Class K Shares”:
The section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” is amended by adding the following sentence as the second to last sentence of the third paragraph:
Accordingly, volatility management techniques may also benefit the insurance companies by reducing the risk that the insurance companies will be required to pay amounts to meet the benefits and guarantees from their own resources.

EQ/Growth Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EQ ADVISORS TRUSTSM
EQ/Growth Strategy Portfolio
SUPPLEMENT DATED AUGUST 10, 2023 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2023
This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2023, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain this document, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the document at the Trust’s website at www.equitable-funds.com.
The following change is being made to (1) the Summary Prospectus and the section of the Prospectus entitled “EQ/Conservative Strategy Portfolio — Class IA, Class IB and Class K Shares”, (2) the Summary Prospectus and the section of the Prospectus entitled “EQ/Conservative Growth Strategy Portfolio — Class IA, Class IB and Class K Shares”, (3) the Summary Prospectus and the section of the Prospectus entitled “EQ/Balanced Strategy Portfolio — Class IA, Class IB and Class K Shares”, (4) the Summary Prospectus and the section of the Prospectus entitled “EQ/Moderate Growth Strategy Portfolio — Class IA, Class IB and Class K Shares”, (5) the Summary Prospectus and the section of the Prospectus entitled “EQ/Growth Strategy Portfolio — Class IA, Class IB and Class K Shares”, and (6) the Summary Prospectus and the section of the Prospectus entitled “EQ/Aggressive Growth Strategy Portfolio — Class IB and Class K Shares”:
The section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” is amended by adding the following sentence as the second to last sentence of the third paragraph:
Accordingly, volatility management techniques may also benefit the insurance companies by reducing the risk that the insurance companies will be required to pay amounts to meet the benefits and guarantees from their own resources.

EQ/Aggressive Growth Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
EQ ADVISORS TRUSTSM
EQ/Aggressive Growth Strategy Portfolio
SUPPLEMENT DATED AUGUST 10, 2023 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2023
This Supplement updates certain information contained in the Summary Prospectus and Prospectus dated May 1, 2023, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus and Prospectus and retain it for future reference. You may obtain this document, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the document at the Trust’s website at www.equitable-funds.com.
The following change is being made to (1) the Summary Prospectus and the section of the Prospectus entitled “EQ/Conservative Strategy Portfolio — Class IA, Class IB and Class K Shares”, (2) the Summary Prospectus and the section of the Prospectus entitled “EQ/Conservative Growth Strategy Portfolio — Class IA, Class IB and Class K Shares”, (3) the Summary Prospectus and the section of the Prospectus entitled “EQ/Balanced Strategy Portfolio — Class IA, Class IB and Class K Shares”, (4) the Summary Prospectus and the section of the Prospectus entitled “EQ/Moderate Growth Strategy Portfolio — Class IA, Class IB and Class K Shares”, (5) the Summary Prospectus and the section of the Prospectus entitled “EQ/Growth Strategy Portfolio — Class IA, Class IB and Class K Shares”, and (6) the Summary Prospectus and the section of the Prospectus entitled “EQ/Aggressive Growth Strategy Portfolio — Class IB and Class K Shares”:
The section entitled “INVESTMENTS, RISKS, AND PERFORMANCE — Principal Investment Strategy” is amended by adding the following sentence as the second to last sentence of the third paragraph:
Accordingly, volatility management techniques may also benefit the insurance companies by reducing the risk that the insurance companies will be required to pay amounts to meet the benefits and guarantees from their own resources.